Unit Activity - Additional Information (Details)		12 Months Ended	36 Months Ended
	May 18, 2016 shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2018 shares	Aug. 12, 2015 shares
Unit Activity
Ratio for conversion of subordinated units into common units	1
Limited Partner | Common Units
Unit Activity
Units repurchased by the Partnership		180,906	0
Units purchased by the General Partner		90,368	0
Average purchase price (in dollars per unit) | $ / shares		$ 12.71
Number of units converted	8,567,500
Limited Partner | Subordinated Units
Unit Activity
Number of units converted	(8,567,500)
Maximum | Common Units
Unit Activity
Common units authorized to be repurchased by the Partnership				666,667
Common units authorized to be repurchased by the General Partner				333,333